UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate

Investment Fund II

Portfolio of Investments

January 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.6%
Equity: Other - 48.5%
Diversified/Specialty - 39.5%
Alexandria Real Estate Equities, Inc.	150,700	$8,942,538
British Land Co. PLC (a)	1,000,600	6,530,559
Canadian Real Estate Investment Trust (a)	637,980	10,493,828
Dexus Property Group (a)	15,973,888	7,521,159
Digital Realty Trust, Inc.	387,700	12,367,630
Entertainment Properties Trust	554,597	12,561,622
General Property Group (a)	3,814,546	1,807,227
Henderson Land Development Co., Ltd. (a)	3,733,000	14,259,433
Kerry Properties Ltd. (a)	4,634,146	10,846,872
Land Securities Group PLC (a)	1,247,192	12,427,562
Lend Lease Corp. Ltd. (a)	3,567,222	15,069,748
Mitsubishi Estate Co., Ltd. (a)	1,869,000	24,508,952
Mitsui Fudosan Co., Ltd. (a)	1,913,000	24,671,122
Morguard Real Estate Investment Trust (a)	746,300	5,447,001
New World Development Co., Ltd. (a)	11,039,275	10,464,168
Rayonier, Inc.	187,875	5,531,040
Sun Hung Kai Properties Ltd. (a)	3,586,000	31,769,710
Unibail-Radamco (a)	325,259	43,605,288
Vornado Realty Trust	376,752	19,142,769
Wereldhave NV (a)	112,300	8,051,696

		286,019,924

Health Care - 7.9%
HCP, Inc.	336,044	7,843,267
Health Care REIT, Inc.	279,900	10,583,019
Nationwide Health Properties, Inc.	502,950	12,840,314
Omega Healthcare Investors, Inc.	592,900	8,674,127
Ventas, Inc.	617,689	17,214,992

		57,155,719

Triple Net - 1.1%
Macquarie Infrastructure Group (a)	1,155,000	1,154,811
National Retail Properties, Inc.	497,278	7,175,722

		8,330,533

		351,506,176

Retail - 23.3%
Regional Mall - 7.6%
Macerich Co.	224,900	3,315,026

Multiplan Empreendimentos Imobiliarios SA (b)	1,024,900	6,184,741
Simon Property Group, Inc.	601,650	25,858,917
Taubman Centers, Inc.	151,035	2,998,045
Westfield Group (a)	2,199,023	16,597,301

		54,954,030

Shopping Center/Other Retail - 15.7%
CapitaMall Trust	9,145,000	9,482,522
Citycon Oyj (a)	1,805,171	3,600,156
Corio NV (a)	186,000	7,957,126
Eurocommercial Properties NV (a)	266,600	7,699,788
Federal Realty Investment Trust	33,100	1,675,853
First Capital Realty, Inc. (a)	345,800	4,655,786
Kimco Realty Corp.	423,500	6,089,930
Klepierre (a)	834,840	19,860,911
The Link REIT (a)	8,811,000	16,482,031
Macquarie CountryWide Trust (a)	4,696,559	709,880
Mercialys SA (a)	167,700	4,954,260
New World Department Store China Ltd. (a)	67,021	26,000
Primaris Retail Real Estate Investment Trust (a)	521,679	4,215,975
Regency Centers Corp.	149,200	5,266,760
RioCan Real Estate Investment Trust (Toronto) (a)	440,276	5,220,480
Tanger Factory Outlet Centers	419,758	12,718,667
Weingarten Realty Investors	215,800	3,493,802

		114,109,927

		169,063,957

Office - 14.1%
Allied Properties Real Estate Investment Trust (a)	505,034	5,148,155
Brookfield Properties Corp.	438,640	2,364,270
Castellum AB (a)	739,200	4,712,606
Cominar Real Estate Investment Trust (a)	482,181	6,299,319
Corporate Office Properties Trust	191,500	5,051,770
Douglas Emmett, Inc.	525,500	4,887,150
Dundee Real Estate Investment Trust (a)	238,800	2,315,459
Highwoods Properties, Inc.	180,800	4,078,848
Hufvudstaden AB-Class A (a)	609,613	3,577,827
ING Office Fund (a)	9,234,600	2,860,422
Japan Real Estate Investment Corp.-Class A (a)	1,827	16,466,502
Mack-Cali Realty Corp.	162,500	3,302,000
Nippon Building Fund, Inc.-Class A (a)	1,060	11,372,080
Nomura Real Estate Office Fund, Inc.-Class A (a)	1,142	7,184,607
NTT Urban Development Corp. (a)	26,075	22,405,811

		102,026,826

Residential - 6.8%
Manufactured Homes - 0.5%
Equity Lifestyle Properties, Inc.	98,200	3,705,086

Multi-Family - 5.1%
Boardwalk Real Estate Investment Trust (a)	164,914	3,594,823
Camden Property Trust	270,700	7,135,652
Equity Residential	203,400	4,867,362
Essex Property Trust, Inc.	58,514	3,864,850
Home Properties, Inc.	192,713	6,916,469
Mid-America Apartment Communities, Inc.	181,600	5,364,464
UDR, Inc.	406,200	4,764,726

		36,508,346

Self Storage - 1.2%
Public Storage	140,400	8,686,548

		48,899,980

Lodging - 2.7%
DiamondRock Hospitality Co.	830,300	3,404,230
Fonciere Des Murs (a)	248,037	3,393,517
Host Hotels & Resorts, Inc.	775,115	4,170,119
LaSalle Hotel Properties	330,125	2,749,941
Starwood Hotels & Resorts Worldwide, Inc.	103,300	1,561,896
Sunstone Hotel Investors, Inc.	961,673	4,144,811

		19,424,514

Industrial - 2.2%
Industrial Warehouse Distribution - 2.2%
Ascendas Real Estate Investment Trust	11,897,000	11,240,104
ProLogis	493,863	4,943,568

		16,183,672

Total Common Stocks (cost $1,265,363,254)		707,105,125

RIGHTS - 0.0%
Industrial - 0.0%
Industrial Warehouse Distribution - 0.0%
Ascendas Real Estate Investment Trust (b) (cost $0)	793,133	157,618

SHORT-TERM INVESTMENTS - 3.0%
Investment Companies - 3.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $21,298,043)	21,298,043	21,298,043

Total Investments - 100.6% (cost $1,286,661,297) (d)		728,560,786
Other assets less liabilities - (0.6)%		(4,290,067)

Net Assets - 100.0%		$724,270,719

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 3/16/09	10,811	$7,715,270	$6,848,988	$(866,282)
Australian Dollar settling 3/16/09	13,732	9,023,297	8,699,501	(323,796)
British Pound settling 3/16/09	2,234	3,298,501	3,235,680	(62,821)
Euro settling 3/16/09	8,690	11,952,052	11,120,073	(831,979)
Euro settling 3/16/09	8,569	11,679,976	10,965,237	(714,739)
Japanese Yen settling 3/16/09	1,657,530	17,208,576	18,465,426	1,256,850
Japanese Yen settling 3/16/09	550,146	6,122,120	6,128,806	6,686
New Zealand Dollar settling 3/16/09	18,292	9,990,176	9,255,815	(734,361)
New Zealand Dollar settling 3/16/09	19,292	10,810,851	9,761,818	(1,049,033)
Norwegian Krone settling 3/16/09	100,129	14,272,336	14,427,009	154,673
Swedish Krona settling 3/16/09	89,309	11,376,943	10,668,923	(708,020)

Sale Contracts:
British Pound settling 3/16/09	7,619	11,365,262	11,035,202	330,060
British Pound settling 3/16/09	2,234	3,332,458	3,235,680	96,778
Canadian Dollar settling 3/16/09	49,421	39,199,683	40,291,759	(1,092,076)
Canadian Dollar settling 3/16/09	4,035	3,305,481	3,289,639	15,842
Canadian Dollar settling 3/16/09	4,458	3,756,320	3,634,501	121,819
Euro settling 3/16/09	17,259	21,817,965	22,085,310	(267,345)
Euro settling 3/16/09	18,900	24,765,048	24,185,199	579,849
Hong Kong Dollar settling 3/16/09	132,445	17,096,295	17,082,677	13,618
Swedish Krona settling 3/16/09	89,309	11,161,532	10,668,923	492,609

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $409,422,948.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund.
(d)	As of January 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $260,543 and gross unrealized depreciation of investments was $(558,361,054), resulting in net unrealized depreciation of ($558,100,511).

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Country Breakdown *

January 31, 2009 (unaudited)

Summary

36.8%	United States
14.6%	Japan
11.5%	Hong Kong
9.9%	France
6.8%	Canada
6.3%	Australia
3.3%	Netherlands
2.9%	Singapore
2.6%	United Kingdom
1.1%	Sweden
0.8%	Brazil
0.5%	Finland
2.9%	Short-Term Investments

100.0%	Total Investments

*	All data are as of January 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$345,289,027		$	– 0	–
Level 2	383,271,759			(3,581,668)
Level 3	– 0	–		– 0	–

Total	$728,560,786			$(3,581,668)

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2009